Deferred Tax Assets and Liabilities - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Temporary differences on investments in subsidiaries the Controlling Company did not recognize deferred tax liabilities	₩ 103,946	₩ 149,616
Recognized deferred tax assets in relation to tax credit carryforwards	₩ 268,926
Statutory tax rate attributable to owners of the Controlling Company	(0.50%)	5.52%	0.68%
Effective applicable tax rate	28.54%	33.49%	32.56%
Tax expense (income) at applicable tax rate	₩ 665,733	₩ 440,753	₩ 466,848
Parent [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Statutory tax rate attributable to owners of the Controlling Company	24.20%
Effective applicable tax rate	27.50%
Tax expense (income) at applicable tax rate	₩ 300,000